General and Administrative Expenses (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2018	Feb. 11, 2019	Dec. 21, 2018
General and Administrative Expenses [Abstract]
Audit fees	$ 20,000	$ 129,420	$ 119,535	$ 91,700
Chief Executive and Chief Financial Officer and directors' compensation	3,000	29,000	12,000	12,000
Other professional fees	(46)	572,533	247,242	5,533
Administration fees-related party	0	400,000	0	0
Total	22,954	1,130,953	378,777	109,233
Public registration costs	$ 161,116	$ 0	$ 132,091	$ 350,167
Common shares, issued (in shares)		131,212,376	3,318,112		2,400,000	2,400,000
Common shares, outstanding (in shares)		131,212,376	3,318,112		2,400,000	2,400,000